N-2	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0000910068
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Western Asset High Income Opportunity Fund Inc.
Document Period End Date	Mar. 31, 2026